Equity - Schedule of Stock Options Assumptions (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years		5 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.61%	2.67%	1.61%	2.20%
Contractual term (years)		3 years		3 years
Expected volatility	58.24%	51.50%	52.64%	51.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.32%	2.96%	2.62%	3.13%
Contractual term (years)		5 years		5 years
Expected volatility	88.10%	53.60%	88.10%	55.37%